Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bad debt expense	$ 0	$ 0	$ 0	$ 0
Amortization expense	1,012	1,012	4,050	4,050	$ 4,050
Accumulated amortization	9,112
Advertising and Marketing Costs	31,008	30,368	111,104	112,036
Research and development expenses	$ 115,551	218,676	$ 598,810	624,564
Description of patent	straight-line basis over the estimated useful life of 10 years		straight-line basis over the estimated useful life of 10 years
Impaired and written-off	$ 0	0	$ 0	0
Increase (Decrease) in Inventories	$ 0	$ 1,132	$ 1,132	(34,730)
Lease term			12 years
Net operating loss carry-forwards			$ 23,800,000	21,800,000
Patents [Member]
Accumulated amortization			$ 8,100	$ 4,050
Convertible Notes Payable - Related Party [Member]
Potential antidilutive shares	3,842,491	3,046,296	3,747,463	2,338,832
Convertible Notes Payable [Member]
Potential antidilutive shares	1,521,145	1,205,955	1,483,530	925,887
Restricted Stock Units [Member]
Potential antidilutive shares	47,665,000	47,665,000	47,665,000	47,665,000
Sales Revenue Net [Member] | One Customer [Member]
Concentration of credit risk				100.00%